NET PROFIT (LOSS) PER SHARE (Schedule of Details of Number of Shares and Loss Used in Computation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Basic and diluted profit (loss) from continued operation, Weighted average number of shares	27,209,878	27,178,839	27,113,617
Basic and diluted profit (loss) from continued operation, Loss	$ (9,276)	$ 2,066	$ (5,665)
Basic and diluted profit (loss) from discontinued operation, Weighted average number of shares	27,209,878	27,178,839	27,113,617
Basic and diluted profit (loss) from discontinued operation, Profit	$ 80	$ 2,889	$ 4,608